UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Harbert Management Corporation

Address:  2100 Third Avenue North, Suite 600
          Birmingham, Alabama 35203


13F File Number: 028-12611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

By:     Joel B. Piassick
Title:  Executive Vice-President and General Counsel
Phone:  (205) 987-5596


Signature, Place and Date of Signing:


/s/ Joel B. Piassick             Birmingham, AL           February 17, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number      Name

1.       028-12359        Harbinger Capital Partners Special Situations Fund, LP
         ------------     ------------------------------------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  81

Form 13F Information Table Value Total:  $218,222
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number      Name

----          -------------------               ------------------------------

                                                      FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2         COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                        VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP      (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED NONE
--------------                 --------          -----      --------  -------   --- ----   ----------  --------  ----    ------ ----
AMERICAN EAGLE OUTFITTERS NE   COM               02553E106   1,868      185,000 SH         SOLE        NONE      185,000  0     0
AMERICAN SUPERCONDUCTOR CORP   COM               030111108     489       30,000 SH         SOLE        NONE       30,000  0     0
AMERICAN SUPERCONDUCTOR CORP   COM               030111108     816       50,000 SH  CALL   SOLE        NONE       50,000  0     0
ARCHER DANIELS MIDLAND CO      UNIT 99/99/9999   039483201   5,724      152,200 PRN        SOLE        NONE      152,200  0     0
BANCO SANTANDER SA             ADR               05964H105     832       87,700 SH         SOLE        NONE       87,700  0     0
BANKS COM INC                  COM               066470105      10       97,500 SH         SOLE        NONE       97,500  0     0
BCE INC                        COM NEW           05534B760     205       10,000 SH         SOLE        NONE       10,000  0     0
BRINKS CO                      COM               109696104   2,137       79,500 SH         SOLE        NONE       79,500  0     0
BRINKS HOME SEC HLDGS INC      COM               109699108   6,203      283,000 SH         SOLE        NONE      283,000  0     0
BRISTOW GROUP INC              PFD CNV 5.50%     110394400  11,800      322,500 PRN        SOLE        NONE      322,500  0     0
BROADRIDGE FINL SOLUTIONS IN   COM               11133T103   2,310      184,500 SH         SOLE        NONE      184,500  0     0
CABLEVISION SYS CORP           CL A NY CABLVS    12686C109     421       25,000 SH         SOLE        NONE       25,000  0     0
CABLEVISION SYS CORP           CL A NY CABLVS    12686C109   2,797      166,100 SH  CALL   SOLE        NONE      166,100  0     0
CARDINAL HEALTH INC            COM               14149Y108   1,792       52,000 SH         SOLE        NONE       52,000  0     0
CBS CORP NEW                   CL B              124857202     287       35,000 SH         SOLE        NONE       35,000  0     0
CELANESE CORP DEL              PFD 4.25% CONV    150870202   1,907      112,400 PRN        SOLE        NONE      112,400  0     0
CENTENNIAL COMMUNCTNS CORP N   CL A NEW          15133V208   1,612      200,000 SH         SOLE        NONE      200,000  0     0
CHINA NEPSTAR CHAIN DRUGSTOR   SPONSORED ADR     16943C109     610      120,800 SH         SOLE        NONE      120,800  0     0
CLEARWATER PAPER CORP          COM               18538R103     460       54,828 SH         SOLE        NONE       54,828  0     0
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR     204412209     484       40,000 SH         SOLE        NONE       40,000  0     0
CORN PRODS INTL INC            COM               219023108   2,885      100,000 SH  CALL   SOLE        NONE        2,885  0     0
CRESUD S A C I F Y A           SPONSORED ADR     226406106     201       22,500 SH         SOLE        NONE       22,500  0     0
DELL INC                       COM               24702R101   1,249      122,000 SH         SOLE        NONE      122,000  0     0
DONNELLEY R R & SONS CO        COM               257867101     330       20,000 SH         SOLE        NONE       20,000  0     0
DOW CHEM CO                    COM               260543103   1,509      100,000 SH  CALL   SOLE        NONE      100,000  0     0
DR PEPPER SNAPPLE GROUP INC    COM               26138E109   1,289       60,000 SH         SOLE        NONE       60,000  0     0
EAGLE MATERIALS INC            COM               26969P108     460       25,000 SH         SOLE        NONE       25,000  0     0
EAGLE MATERIALS INC            COM               26969P108     921       50,000 SH  CALL   SOLE        NONE       50,000  0     0
EARTHLINK INC                  COM               270321102   2,757      400,000 SH         SOLE        NONE      400,000  0     0
ECHOSTAR CORP                  CL A              278768106     824       38,000 SH         SOLE        NONE       38,000  0     0
ENTERGY CORP NEW               EQUITY UNIT       29364G202   1,537       30,605 PRN        SOLE        NONE       30,605  0     0
FREEPORT-MCMORAN COPPER & GO   COM               35671D857   1,833       75,000 SH         SOLE        NONE       75,000  0     0
GENENTECH INC                  COM NEW           368710406  11,607      140,000 SH         SOLE        NONE      140,000  0     0
GENENTECH INC                  COM NEW           368710406  16,582      200,000 SH  CALL   SOLE        NONE      200,000  0     0
GENENTECH INC                  COM NEW           368710406  13,266      160,000 SH  PUT    SOLE        NONE      160,000  0     0
GENTEK INC                     COM NEW           37245X203   1,076       62,062 SH         SOLE        NONE       62,062  0     0
GLOBAL INDS LTD                DBCV  2.750% 8/0  379336AE0     439    1,250,000 PRN        SOLE        NONE    1,250,000  0     0
GLOBAL INDS LTD                COM               379336100   2,821      738,000 SH         SOLE        NONE      738,000  0     0
HUBBELL INC                    CL B              443510201   2,239       68,300 SH         SOLE        NONE       68,300  0     0
HUNTSMAN CORP                  COM               447011107     516      150,000 SH         SOLE        NONE      150,000  0     0
JOHN BEAN TECHNOLOGIES CORP    COM               477839104     255       26,500 SH         SOLE        NONE       26,500  0     0
LAS VEGAS SANDS CORP           COM               517834107     623      105,000 SH         SOLE        NONE      105,000  0     0
LEGG MASON INC                 UNIT 99/99/9999   524901303   4,758      211,400 PRN        SOLE        NONE      211,400  0     0
LIBERTY MEDIA CORP NEW         INT COM SER A     53071M104     821      120,000 SH         SOLE        NONE      120,000  0     0
LIBERTY MEDIA CORP NEW         CAP COM SER A     53071M302   1,398      292,000 SH         SOLE        NONE      292,000  0     0
LIMCO PIEDMONT INC             COM               53261T109     214       55,700 SH         SOLE        NONE       55,700  0     0
LOUISIANA PAC CORP             COM               546347105     522      131,500 SH         SOLE        NONE      131,500  0     0
MCMORAN EXPLORATION CO         PFD MAND CNV      582411500   1,494       20,000 PRN        SOLE        NONE       20,000  0     0
MENTOR CORP MINN               COM               587188103   2,706       87,500 SH         SOLE        NONE       87,500  0     0
MENTOR GRAPHICS CORP           COM               587200106     530      102,600 SH  CALL   SOLE        NONE      102,600  0     0
MERCURY COMPUTER SYS           COM               589378108     804      126,000 SH         SOLE        NONE      126,000  0     0
METLIFE INC                    UNIT 02/15/2010   59156R702   5,953      603,400 PRN        SOLE        NONE      603,400  0     0
MGM MIRAGE                     COM               552953101     138       10,000 SH         SOLE        NONE       10,000  0     0
MICROSOFT CORP                 COM               594918104   3,499      180,000 SH         SOLE        NONE      180,000  0     0
MUELLER WTR PRODS INC          COM SER B         624758207   1,325      173,582 SH         SOLE        NONE      173,582  0     0
MYR GROUP INC DEL              COM               55405W104     268       26,801 SH         SOLE        NONE       26,801  0     0
NABORS INDUSTRIES LTD          SHS               G6359F103   2,729      223,000 SH         SOLE        NONE      223,000  0     0
NEWMONT MINING CORP            COM               651639106  20,350      500,000 SH  PUT    SOLE        NONE      500,000  0     0
NRG ENERGY INC                 PFD CONV MAND     629377870   4,633       21,400 PRN        SOLE        NONE       21,400  0     0
OMNICARE CAP TR II             PFD B TR 4.00%    68214Q200   5,549      152,645 PRN        SOLE        NONE      152,645  0     0
PFIZER INC                     COM               717081103   4,410      249,000 SH         SOLE        NONE      249,000  0     0
PICO HLDGS INC                 COM NEW           693366205   3,828      144,000 SH         SOLE        NONE      144,000  0     0
PLATINUM UNDERWRITER HLDGS L   PFD CONV SER A    G7127P142   3,836      125,900 PRN        SOLE        NONE      125,900  0     0
POTLATCH CORP NEW              COM               737630103   3,340      128,400 SH         SOLE        NONE      128,400  0     0
QUANTA SVCS INC                COM               74762E102     990       50,000 SH  CALL   SOLE        NONE       50,000  0     0
RADIOSHACK CORP                COM               750438103   1,270       90,000 SH         SOLE        NONE       90,000  0     0
RIVIERA HLDGS CORP             COM               769627100     219       73,000 SH         SOLE        NONE       73,000  0     0
ROHM & HAAS CO                 COM               775371107     618       10,000 SH  PUT    SOLE        NONE       10,000  0     0
SAFETY INS GROUP INC           COM               78648T100   2,816       74,000 SH         SOLE        NONE       74,000  0     0
SATYAM COMPUTER SERVICES LTD   ADR               804098101     452       50,000 SH         SOLE        NONE       50,000  0     0
SEAGATE TECHNOLOGY             SHS               G7945J104   1,497      338,000 SH         SOLE        NONE      338,000  0     0
TEXAS INDS INC                 COM               882491103   1,380       40,000 SH         SOLE        NONE       40,000  0     0
UST INC                        COM               902911106   3,816       55,000 SH         SOLE        NONE       55,000  0     0
UST INC                        COM               902911106   2,782       40,100 SH  PUT    SOLE        NONE       40,100  0     0
UST INC                        COM               902911106   6,938      100,000 SH  CALL   SOLE        NONE      100,000  0     0
VULCAN MATLS CO                COM               929160109   5,385       77,400 SH  CALL   SOLE        NONE       77,400  0     0
WALTER INDS INC                COM               93317Q105   2,318      121,000 SH         SOLE        NONE      121,000  0     0
WELLCARE HEALTH PLANS INC      COM               94946T106     945       73,500 SH         SOLE        NONE       73,500  0     0
WESTERN DIGITAL CORP           COM               958102105   1,179      103,000 SH         SOLE        NONE      103,000  0     0
WEYERHAEUSER CO                COM               962166104   2,088       68,200 SH         SOLE        NONE       68,200  0     0
YAHOO INC                      COM               984332106   2,440      200,000 SH         SOLE        NONE      200,000  0     0


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